CREDIT FROM BANKING INSTITUTIONS (Schedule of Short Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term loans - linked to the Mexican Pezo	$ 206	$ 195
Current maturities of long-term loan (Note 10B)	11,639	17,558
Credit from banking institutions	$ 11,845	$ 17,753